UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08231
                                                    ------------------

                     Spirit of America Investment Fund, Inc.
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              477 Jericho Turnpike
                                  P.O. Box 9006
                             Syosset, NY 11791-9006
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Mr. David Lerner
                              SSH Securities, Inc.
                              477 Jericho Turnpike
                                  P.O. Box 9006
                             Syosset, NY 11791-9006
      --------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (516) 390-5555
                                                          ---------------

                       Date of fiscal year end: October 31
                                               -----------

                     Date of reporting period: July 31, 2007
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

SPIRIT OF AMERICA REAL ESTATE INCOME & GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) JULY 31, 2007
--------------------------------------------------------------------------------

                                                      SHARES             MARKET VALUE
                                                      ------             ------------
COMMON STOCKS - 99.23%

APARTMENTS (REITS) - 12.91%
Apartment Investment & Management Co., Class A        214,200         $       9,049,950
Associated Estates Realty Corp.                       422,500                 5,408,000
Mid-America Apartment Communities, Inc.               198,500                 8,958,305
Post Properties, Inc.                                 127,300                 5,606,292
UDR, Inc.                                              67,000                 1,547,030
                                                                      ------------------
                                                                             30,569,577
                                                                      ------------------

AUTO REPAIR CENTERS - 0.29%
TravelCenters of America LLC*                          19,150                   699,358
                                                                      ------------------

B2B/E-COMMERCE - 0.00%#
FrontLine Capital Group+*                                 640                         -
                                                                      ------------------

DIVERSIFIED (REITS) - 14.03%
Colonial Properties Trust                             203,923                 7,053,697
Crescent Real Estate Equities Co.                     632,900                14,290,882
Lexington Realty Trust                                600,700                11,335,209
Liberty Property Trust                                 14,500                   543,895
                                                                      ------------------
                                                                             33,223,683
                                                                      ------------------

HEALTH CARE (REITS) - 17.41%
Health Care Property Investors, Inc.                  247,800                 6,750,072
Health Care REIT, Inc.                                250,000                 9,177,500
Healthcare Realty Trust, Inc.                         353,200                 8,201,304
National Health Investors, Inc.                       161,200                 5,093,920
National Health Realty, Inc.                           53,600                 1,275,680
Nationwide Health Properties, Inc.                    382,400                 9,112,592
OMEGA Healthcare Investors, Inc.                       59,000                   762,870
Senior Housing Properties Trust                        50,700                   876,096
                                                                      ------------------
                                                                             41,250,034
                                                                      ------------------

HOTELS (REITS) - 12.46%
Ashford Hospitality Trust, Inc.                       858,500                 8,773,870
Equity Inns, Inc.                                     355,000                 7,937,800
Hospitality Properties Trust                          285,100                10,936,436
PMC Commerical Trust                                  128,400                 1,857,948
                                                                      ------------------
                                                                             29,506,054
                                                                      ------------------

INDUSTRIAL (REITS) - 4.89%
First Industrial Realty Trust, Inc.                   299,151                11,580,135
                                                                      ------------------

INTERNET CONTENT - 0.00%#
VelocityHSI, Inc.++*                                    1,260                         -
                                                                      ------------------

MANUFACTURED HOMES (REITS) - 0.73%
Sun Communities, Inc.                                  63,600                 1,731,192
                                                                      ------------------

NET LEASE (REITS) - 4.62%
National Retail Properties, Inc.                      429,916                 9,311,981
Realty Income Corp.                                    69,000                 1,619,430
                                                                      ------------------
                                                                             10,931,411
                                                                      ------------------

OFFICE SPACE (REITS) - 10.29%
American Financial Realty Trust                       392,000                 3,437,840
Brandywine Realty Trust                                30,000                   723,600
Highwoods Properties, Inc.                            221,500                 7,205,395
HRPT Properties Trust                               1,065,600                 9,963,360
Mack-Cali Realty Corp.                                 63,100                 2,435,660
SL Green Realty Corp.                                   4,964                   602,729
                                                                      ------------------
                                                                             24,368,584
                                                                      ------------------

REGIONAL MALLS (REITS) - 11.64%
Glimcher Realty Trust                                 497,050                10,567,283
Macerich Co. (The)                                     82,200                 6,012,930
Pennsylvania Real Estate Investment Trust             266,694                10,385,064
Simon Property Group, Inc.                              6,000                   519,180
Taubman Centers, Inc.                                   2,000                    96,180
                                                                      ------------------
                                                                             27,580,637
                                                                      ------------------

SHOPPING CENTERS (REITS) - 8.60%
Developers Diversified Realty Corp.                   154,104                 7,396,992
Equity One, Inc.                                      139,500                 3,219,660
Federal Realty Investment Trust                        44,600                 3,351,244
Malan Realty Investors, Inc.*                           5,000                     3,700
Ramco-Gershenson Properties Trust                     198,800                 6,401,360
                                                                      ------------------
                                                                             20,372,956
                                                                      ------------------

STORAGE (REITS) - 1.36%
Sovran Self Storage, Inc.                              74,800                 3,223,880
                                                                      ------------------

TOTAL INVESTMENTS - 99.23%
(Cost $186,093,502)                                                         235,037,501
CASH AND OTHER ASSETS NET OF LIABILITIES - 0.77%                              1,827,120
                                                                      ------------------
NET ASSETS - 100.00%                                                  $     236,864,621
                                                                      ==================

REITS - Real Estate Investment Trusts
+  Company filed for Chapter 11 bankruptcy on June 12, 2002.
++ Company filed for Chapter 11 bankruptcy on August 14, 2001.
 # Amount represents less than 0.01% of total net assets.
 * Non-income producing security.

               See accompanying notes to Schedules of Investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) JULY 31, 2007
--------------------------------------------------------------------------------

                                                                  SHARES             MARKET VALUE
                                                                  ------             ------------
COMMON STOCKS - 92.74%

CONSUMER DISCRETIONARY - 1.29%
Starwood Hotels & Resorts Worldwide, Inc.                          3,500         $         220,360
Target Corp.                                                       9,100                   551,187
                                                                                 ------------------
                                                                                           771,547
                                                                                 ------------------

CONSUMER STAPLES - 15.28%
Altria Group, Inc.                                                31,100                 2,067,217
Colgate-Palmolive Co.                                              7,600                   501,600
PepsiCo, Inc.                                                     23,000                 1,509,260
Procter & Gamble Co. (The)                                        31,147                 1,926,753
Walgreen Co.                                                      39,500                 1,745,110
Wal-Mart Stores, Inc.                                             29,400                 1,350,930
                                                                                 ------------------
                                                                                         9,100,870
                                                                                 ------------------

ENERGY - 8.36%
Apache Corp.                                                      10,000                   808,400
ConocoPhillips                                                    20,000                 1,616,800
Devon Energy Corp.                                                 6,000                   447,660
Noble Corp.                                                        8,000                   819,680
Schlumberger, Ltd.                                                10,100                   956,672
Spectra Energy Corp.                                              12,900                   328,563
                                                                                 ------------------
                                                                                         4,977,775
                                                                                 ------------------

FINANCIALS - 12.56%
American Express Co.                                              20,000                 1,170,800
Bank of America Corp.                                             25,007                 1,185,832
Capital One Financial Corp.                                        6,000                   424,560
First Industrial Realty Trust, Inc. REIT                          10,000                   387,100
Host Hotels & Resorts, Inc. REIT                                  22,142                   467,639
JPMorgan Chase & Co.                                              48,164                 2,119,698
Nationwide Health Properties, Inc. REIT                           10,000                   238,300
optionsXpress Holdings, Inc.                                      20,000                   500,200
Wells Fargo & Co.                                                 29,200                   986,084
                                                                                 ------------------
                                                                                         7,480,213
                                                                                 ------------------

HEALTH CARE - 18.10%
Abbott Laboratories                                               25,000                 1,267,250
Amgen, Inc.*                                                      10,000                   537,400
CIGNA Corp.                                                       27,000                 1,394,280
Covidien, Ltd.*                                                    6,000                   245,700
Johnson & Johnson                                                 15,300                   925,650
Medco Health Solutions, Inc.*                                     15,092                 1,226,527
Pfizer, Inc.                                                      17,000                   399,670
Schering-Plough Corp.                                             32,000                   913,280
UnitedHealth Group, Inc.                                          40,000                 1,937,200
Wyeth                                                             39,900                 1,935,948
                                                                                 ------------------
                                                                                        10,782,905
                                                                                 ------------------

INDUSTRIALS - 11.70%
3M Co.                                                            20,000                 1,778,400
Caterpillar, Inc.                                                 23,000                 1,812,400
General Electric Co.                                              76,000                 2,945,760
Tyco International, Ltd.                                           6,000                   283,740
United Technologies Corp.                                          2,000                   145,940
                                                                                 ------------------
                                                                                         6,966,240
                                                                                 ------------------

INFORMATION TECHNOLOGY - 17.27%
Accenture, Ltd., Class A                                          30,000                 1,263,900
Cisco Systems, Inc.*                                              55,000                 1,590,050
EMC Corp.*                                                        50,000                   925,500
Hewlett-Packard Co.                                               30,000                 1,380,900
International Business Machines Corp.                              4,000                   442,600
Microsoft Corp.                                                   58,000                 1,681,420
Motorola, Inc.                                                    37,000                   628,630
Nokia Oyj, ADR                                                    20,000                   572,800
Texas Instruments, Inc.                                           45,000                 1,583,550
Tyco Electronics, Ltd.*                                            6,000                   214,920
                                                                                 ------------------
                                                                                        10,284,270
                                                                                 ------------------

MATERIALS - 1.39%
Newmont Mining Corp.                                              15,000                   626,250
Nucor Corp.                                                        4,000                   200,800
                                                                                 ------------------
                                                                                           827,050
                                                                                 ------------------

TELECOMMUNICATION SERVICES - 4.22%
Verizon Communications, Inc.                                      59,000                 2,514,580
                                                                                 ------------------

UTILITIES - 2.57%
American Electric Power Co., Inc.                                 11,300                   491,437
Consolidated Edison, Inc.                                         13,700                   598,416
Duke Energy Corp.                                                 25,800                   439,374
                                                                                 ------------------
                                                                                         1,529,227
                                                                                 ------------------

TOTAL INVESTMENTS - 92.74%
(Cost $46,146,285)                                                                      55,234,677
CASH AND OTHER ASSETS NET OF LIABILITIES - 7.26%                                         4,322,805
                                                                                 ------------------
NET ASSETS - 100.00%                                                             $      59,557,482
                                                                                 ==================

ADR -  American  Depository  Receipt
REIT - Real  Estate  Investment  Trust
* Non-income producing security.

               See accompanying notes to Schedules of Investments.

                     SPIRIT OF AMERICA INVESTMENT FUND, INC.
                        NOTES TO SCHEDULES OF INVESTMENTS
                            JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

A. SECURITY VALUATION: The offering price and net asset value per share for each class of the Spirit of America Real Estate Income & Growth Fund and the Spirit of America Large Cap Value Fund are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. Each Fund's securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors. There were no securities, however, fair valued during the three-month period ending July 31, 2007.

B. TAX DISCLOSURE: No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of July 31, 2007.

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at July 31, 2007 for each Fund are as follows:

                                                                                                     NET
                                                                 UNREALIZED     UNREALIZED        UNREALIZED
                FUND                             COST           APPRECIATION   DEPRECIATION      APPRECIATION
--------------------------------           --------------      -------------   ------------      -------------
Real Estate Income & Growth Fund           $  186,093,502      $  57,663,689   $ (8,719,690)      $ 48,943,999
Large Cap Value Fund                           46,146,285         10,273,951     (1,185,559)         9,088,392


For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at WWW.SEC.GOV.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Spirit of America Investment Fund, Inc.
             ---------------------------------------------------------------

By (Signature and Title)*  /s/ David Lerner
                         ---------------------------------------------------
                           David Lerner, Principal Executive Officer
                           (principal executive officer)

Date    September 4, 2007
    ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ David Lerner
                         ---------------------------------------------------
                           David Lerner, Principal Executive Officer
                           (principal executive officer)

Date    September 4, 2007
    ------------------------------------------------------------------------


By (Signature and Title)*  /s/ Alan P. Chodosh
                         ---------------------------------------------------
                           Alan P. Chodosh, Principal Financial Officer
                           (principal financial officer)

Date    September 4, 2007
    ------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.